Note 5 - Loans Receivable, Net - Commercial Real Estate Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Loans receivable		$ 594,856	$ 594,798
Commercial Real Estate Portfolio Segment [Member]
Loans receivable		$ 336,130	$ 334,117
Percent of Total		100.00%	100.00%
Commercial Real Estate Portfolio Segment [Member] | Alabama [Member]
Loans receivable		$ 0	$ 1,742
Percent of Total		0.00%	0.50%
Commercial Real Estate Portfolio Segment [Member] | FLORIDA
Loans receivable		$ 4,795	$ 2,790
Percent of Total		1.40%	0.90%
Commercial Real Estate Portfolio Segment [Member] | Idaho [Member]
Loans receivable		$ 3,171	$ 3,371
Percent of Total		0.90%	1.00%
Commercial Real Estate Portfolio Segment [Member] | Indiana [Member]
Loans receivable		$ 3,031	$ 3,374
Percent of Total		0.90%	1.00%
Commercial Real Estate Portfolio Segment [Member] | IOWA
Loans receivable		$ 7,563	$ 4,755
Percent of Total		2.30%	1.40%
Commercial Real Estate Portfolio Segment [Member] | Minnesota [Member]
Loans receivable		$ 238,397	$ 232,991
Percent of Total		70.90%	69.80%
Commercial Real Estate Portfolio Segment [Member] | North Carolina [Member]
Loans receivable		$ 5,442	$ 5,996
Percent of Total		1.60%	1.80%
Commercial Real Estate Portfolio Segment [Member] | NORTH DAKOTA
Loans receivable		$ 1,043	$ 1,093
Percent of Total		0.30%	0.30%
Commercial Real Estate Portfolio Segment [Member] | OHIO
Loans receivable		$ 1,566	$ 1,680
Percent of Total		0.50%	0.50%
Commercial Real Estate Portfolio Segment [Member] | Pennsylvania [Member]
Loans receivable		$ 1,914	$ 2,056
Percent of Total		0.60%	0.60%
Commercial Real Estate Portfolio Segment [Member] | WISCONSIN
Loans receivable		$ 67,196	$ 72,510
Percent of Total		20.00%	21.70%
Commercial Real Estate Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 2,012	$ 1,759
Percent of Total	[1]	0.60%	0.50%

[1]	Amounts under one million dollars in both years are included in "Other states".